Intangible Assets, Net	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

	As of June 30,
	2019	2020	2020
	RMB	RMB	US$

Software and operating system	4,427	4,427	626
Less: Accumulated amortization	(3,694)	(4,064)	(575)
Intangible asset, net	733	363	51

Amortization expense for the years ended June 30, 2018, 2019 and 2020 was RMB1,261, RMB620 and RMB370, respectively.